Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	$ 492,952
Ending balance	360,286	$ 492,952
Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	546,398	550,813
Additions	42,001	188,096
Sold	(295)	(6,236)
Assets held for sale (Note 34)		(148,639)
Disposals	(1,625)	(45)
Exchange differences	14,414	(37,591)
Ending balance	600,893	546,398
Accumulated Depreciation, Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(53,446)	(41,165)
Sold	295	4,186
Assets held for sale (Note 34)		38,511
Depreciation charge	(33,028)	(32,011)
Disposals	707
Impairment	(152,358)	(26,564)
Exchange differences	(2,777)	3,597
Ending balance	(240,607)	(53,446)
Land and Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	67,690
Ending balance	89,681	67,690
Land and Buildings | Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	77,059	117,423
Additions	5,498	7,719
Sold	(295)
Assets held for sale (Note 34)		(64,180)
Disposals	(123)
Reclassifications	19,938	21,857
Exchange differences	2,672	(5,760)
Ending balance	104,749	77,059
Land and Buildings | Accumulated Depreciation, Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(9,369)	(7,890)
Sold	295
Assets held for sale (Note 34)		13,925
Depreciation charge	(5,636)	(5,854)
Disposals	39
Impairment		(10,413)
Exchange differences	(397)	863
Ending balance	(15,068)	(9,369)
Plant and Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	199,322
Ending balance	206,370	199,322
Plant and Machinery | Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	243,399	199,005
Additions	15,245	57,446
Sold		(982)
Assets held for sale (Note 34)		(52,534)
Disposals	(701)	(45)
Reclassifications	16,550	50,697
Exchange differences	4,356	(10,188)
Ending balance	278,849	243,399
Plant and Machinery | Accumulated Depreciation, Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	(44,077)	(29,781)
Sold		692
Assets held for sale (Note 34)		16,082
Depreciation charge	(27,392)	(26,157)
Disposals	668
Impairment	(171)	(7,647)
Exchange differences	(1,507)	2,734
Ending balance	(72,479)	(44,077)
Construction in Progress
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	225,940
Ending balance	64,235	225,940
Construction in Progress | Carrying Amount
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance	225,940	234,385
Additions	21,258	122,931
Sold		(5,254)
Assets held for sale (Note 34)		(31,925)
Disposals	(801)
Reclassifications	(36,488)	(72,554)
Exchange differences	7,386	(21,643)
Ending balance	217,295	225,940
Construction in Progress | Accumulated Depreciation, Amortization and Impairment
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		(3,494)
Sold		3,494
Assets held for sale (Note 34)		8,504
Impairment	(152,187)	$ (8,504)
Exchange differences	(873)
Ending balance	$ (153,060)